BORROWINGS - Type of short-term (Details) - CNY (¥)		Dec. 31, 2019	Dec. 31, 2018
Short-term Debt		¥ 9,047,249,911	¥ 7,103,399,191
Credit Loans [Member]
Short-term Debt	[1]	351,688,734
Letter of Credit [Member]
Short-term Debt	[1]	1,432,899,992
Guaranteed by JinkoSolar Holding [Member]
Short-term Debt	[2]	1,657,515,587
Guaranteed by JinkoSolar Holding and Zhejiang Jinko [Member]
Short-term Debt	[2]	90,136,520
Guaranteed by JinkoSolar Holding and Jiangxi Jinko [Member]
Short-term Debt	[2]	80,000,000
Guaranteed by Jiangxi Jinko [Member]
Short-term Debt	[2]	886,235,381
Guaranteed by Zhejiang Jinko [Member]
Short-term Debt	[2]	779,858,130
Collateralized on Jiangxi Jinko's share [Member]
Short-term Debt	[3]	50,000,000
Collateralized on Jiangxi Jinko's Account receivables [Member]
Short-term Debt	[4]	749,835,112
Collateralized on Zhejiang Jinko's Account receivables [Member]
Short-term Debt	[4]	60,000,000
Collateralized on bank deposits of Zhejiang Jinko [Member]
Short-term Debt	[5]	100,000,000
Collateralized on bank deposits of Jiangxi Import & Export Company [Member]
Short-term Debt	[5]	90,969,648
Collateralized on bank deposits of Jiangxi Jinko [Member]
Short-term Debt	[5]	62,000,000
Collateralized on bank deposits of Jiangxi Photovoltaic Material [Member]
Short-term Debt	[5]	10,000,000
Collateralized on bank deposits of Jinko USA [Member]
Short-term Debt	[5]	4,784,865
Collateralized on the Group's inventory [Member]
Short-term Debt	[6]	7,046,074
Financings Associated With Failed Sale Lease Back Transactions [Member]
Short-term Debt		428,138,525
Guaranteed and collateralized on buildings, equipment and other assets of the Group [Member]
Short-term Debt	[7]	¥ 2,206,141,343

[1]	As of December 31, 2019, the Group had short-term bank borrowings of RMB351,688,734 credit loans, RMB1,432,899,992 letter of credit loan. The remaining short-term bank borrowings of RMB7,262,661,185 were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following:
[2]	Borrowings of RMB1,657,515,587 guaranteed by JinkoSolar Holding, RMB90,136,520 guaranteed by JinkoSolar Holding and Zhejiang Jinko, RMB80,000,000 guaranteed by JinkoSolar Holding and Jiangxi Jinko, RMB886,235,381 guaranteed by Jiangxi Jinko, RMB779,858,130 guaranteed by Zhejiang Jinko, respectively.
[3]	Borrowings of RMB50,000,000 collateralized on the Jiangxi Jinko’s share pledge.
[4]	Borrowings of RMB749,835,112 collateralized on the account receivables of Jiangxi Jinko, and borrowing of RMB60,000,000 collateralized on the account receivables of Zhejiang Jinko.
[5]	Borrowings of RMB100,000,000 collateralized on the bank deposit of Zhejiang Jinko, RMB90,969,648 collateralized on the bank deposit by JinkoSolar Import & Export Company, RMB62,000,000 collateralized on the bank deposit of Jiangxi Jinko, RMB10,000,000 collateralized on the bank deposit of Jiangxi Jinko Photovoltaic Material, RMB4,784,865 collateralized on the bank deposit of Jinko USA.
[6]	Borrowing of RMB7,046,074 collateralized on the Group’s certain inventories.
[7]	Borrowings of RMB2,206,141,343 collateralized on the Group’s certain building and equipment, including RMB456,180,000 which were also collateralized on the Group’s certain land use rights, and RMB146,180,000 were also collateralized on the Group’s certain inventory. In addition, included in these borrowings there were borrowings of RMB290,000,000 guaranteed by JinkoSolar Holding and Zhejiang Jinko, RMB309,000,000 guaranteed by Jiangxi Jinko, RMB75,000,000 guaranteed by Jiangxi Jinko and Zhejiang Trading, RMB1,143,817,971 guaranteed by Zhejiang Jinko and Jiangxi Heji, RMB50,000,000 guaranteed by shareholders (Xiande Li).